Komatsu Ltd. Shareholders' Equity [Tables]	12 Months Ended
Mar. 31, 2011
Komatsu Ltd. Shareholders' Equity (Tables) [Abstract]
Stock option activity

	2011			2010		2009
	Number of	Weighted average		Number of	Weighted average	Number of	Weighted average
	shares	exercise price		shares	exercise price	shares	exercise price
		Yen	U.S. dollars		Yen		Yen
Outstanding at beginning of year	3,333,000	¥2,051	$24.71	2,891,000	¥2,022	2,844,000	¥1,784
Granted	76,800	1	0.01	642,000	1,729	463,000	2,499
Exercised	(174,000)	1,238	14.92	(200,000)	595	(416,000)	926

Outstanding at end of year	3,235,800	2,047	24.66	3,333,000	2,051	2,891,000	2,022

Exercisable at end of year	3,159,000	2,096	25.25	2,691,000	2,128	2,428,000	1,931

Options outstanding and options exercisable

	Outstanding						Options Exercisable
						Weighted average						Weighted average
		Weighted average		Intrinsic value		remaining		Weighted average		Intrinsic value		remaining
	Number of	exercise price		Millions of	Thousands of	contractual life	Number of	exercise price		Millions of	Thousands of	contractual life
Exercise Prices	shares	Yen	U.S. dollars	yen	U.S. dollars	years	shares	Yen	U.S. dollars	yen	U.S. dollars	years
¥1 - 650	76,800	¥1	$0.01	¥216	$2,602	7.3	—	—	—	—	—	—
¥651 - 900	300,000	673	8.11	646	7,783	1.3	300,000	¥673	$8.11	¥646	$7,783	1.3
¥901 - 1,350	575,000	1,126	13.57	977	11,771	2.3	575,000	1,126	13.57	977	11,771	2.3
¥1,351 - 2,325	1,259,000	2,032	24.48	998	12,025	4.8	1,259,000	2,032	24.48	998	12,025	4.8
¥2,326 - 3,700	1,025,000	3,136	37.78	151	1,819	4.9	1,025,000	3,136	37.78	151	1,819	4.9

¥1 - 3,700	3,235,800	2,047	24.66	2,988	36,000	4.1	3,159,000	2,096	25.25	2,772	33,398	4.1

Risk-free rate of the share option

	2011	2010	2009
Grant-date fair value	¥1,785 ($21.51)	¥643	¥813
Expected term	5 years	7 years	7 years
Risk-free rate	0.13%–1.11%	0.17%–1.35%	0.60%–1.48%
Expected volatility	54.00%	44.00%	39.00%
Expected dividend yield	0.96%	2.07%	1.32%

Interest rate corresponding to discount periods is applied to risk-free rate

	1 year	2 years	3 years	4 years	5 years	6 years	7 years	8 years	9 years	10 years
2009	0.60%	0.71%	0.82%	0.94%	1.02%	1.07%	1.07%	1.16%	1.33%	1.48%
2010	0.17%	0.24%	0.32%	0.48%	0.63%	0.74%	0.88%	1.03%	1.19%	1.35%
2011	0.13%	0.14%	0.18%	0.25%	0.36%	0.47%	0.59%	0.76%	0.94%	1.11%